Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Parenthetical) (Detail) - Closing foreign exchange rate [member] - USD ($)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate	0.69	0.70
Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate	16.38	14.46